Note 6 - Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Summary quantitative data about entity's exposure to risk [text block]
	March 31, 2023	March 31, 2022
	$	$
Cash and cash equivalents	18,250	5,456
Accounts payable and accrued liabilities	(1,598)	(1,269)
	16,652	4,187